Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Abstract]
Schedule of borrowings
Term loan	2,376,804	Nil
Bonds	176,925,643	182,781,617
	179,302,447	182,781,617

(Figures in USD)	2022	2021
Term loan	2,178,737	Nil
Bonds	171,343,445	182,781,617
	173,522,182	182,781,617

Bonds	182,781,617	187,014,715
	182,781,617	187,014,715

Bonds	187,014,715	Nil
Secured term loans	Nil	86,435,137
Promissory notes	Nil	2,265,000
	187,014,715	88,700,137

(Figures in USD)	2019	2018
Secured term loans	86,435,137	94,792,088
Promissory notes	2,265,000	Nil
Bank overdraft	Nil	3,745,048
	88,700,137	98,537,136

Bank overdraft	3,745,048	164,175
Secured term loans	94,792,088	94,163,751
	98,537,136	94,327,926

Schedule of current and non- current break up
The current and non- current break up as below:
Non- Current	Maturity
Term loan	2028	1,980,670	Nil
		1,980,670	Nil
Current
Term loan		396,134	Nil
Bonds	On demand	176,925,643	182,781,617
		177,321,777	182,781,617

Non- Current	Maturity
Term loan	2028	1,782,603	Nil
		1,782,603	Nil

Current
Term loan		396,134	Nil
Bonds	On demand	171,343,445	182,781,617
		171,739,579	182,781,617

Non- Current	Maturity
Bonds	2025	Nil	180,014,715
		Nil	180,014,715
Current
Bonds	On demand	182,781,617	7,000,000
		182,781,617	7,000,000

Non- Current	Maturity 2025
Bonds		180,014,715	Nil
Term loan 1		Nil	68,271,743
Term loan 2		Nil	5,889,207
		180,014,715	74,160,950

Current
Bonds	7,000,000	Nil
Term loan 1	Nil	10,135,939
Term loan 2	Nil	2,138,248
Term loan 3	Nil	Nil
Promissory notes	Nil	2,265,000
	7,000,000	14,539,187

	Maturity
Non- Current
Term loan 1	2030	68,271,743	Nil
Term loan 2	2023	5,889,207	Nil
		74,160,950	Nil

	Maturity
Current
Term loan 1	2020	10,135,939	82,245,595
Term loan 2	2020	2,138,248	10,165,703
Term loan 3	2020	Nil	2,380,790
Promissory notes		2,265,000	Nil
		14,539,187	94,792,088

Schedule of bonds
	Coupon	Effective interest		2022	2021
Bonds	rate %	rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	176,925,643	182,781,617

Bonds	Coupon rate %	Effective interest rate %	Maturity date	2022 USD	2021 USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	171,343,445	182,781,617

	Coupon	Effective		2021	2020
Bonds	rate %	interest rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	182,781,617	187,014,715

	Coupon	Effective interest		2020	2019
Bonds	rate %	rate %	Maturity date	USD	USD
USD 200,000,000 bond net of transaction costs	8.50%	10.57%	September 2015	187,014,715	Nil